Supplement Dated November 15, 2016
To The Prospectuses For

PERSPECTIVE II®, PERSPECTIVE L SERIESSM, PERSPECTIVE ADVISORS IISM, PERSPECTIVE REWARDS®,
RETIREMENT LATITUDES®, PERSPECTIVE FOCUS®, FIFTH THIRD PERSPECTIVE, PERSPECTIVESM, DEFINED STRATEGIESSM, PERSPECTIVE ADVISORYSM, ELITE ACCESS® and
ELITE ACCESS BROKERAGE EDITION®
FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITIES

Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account - I

PERSPECTIVE ADVISORS
FIXED AND VARIABLE ANNUITY®

Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account III

PERSPECTIVE ADVANTAGE
FIXED AND VARIABLE ANNUITY®

Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account V

This supplement updates the above-referenced prospectuses. Please read and keep it together with your prospectus for future reference. To obtain an additional copy of a prospectus, please contact us at our Annuity Service Center, P.O. Box 30314, Lansing, Michigan, 48909-7814; 1-800-644-4565; www.jackson.com.

Investment Objective Change. Effective September 19, 2016, the prospectus is revised as follows:

Under the section titled “INVESTMENT DIVISIONS”, the brief statement of the corresponding investment objective for the following Fund is revised as follows:

JNL Series Trust

JNL/WMC Money Market Fund
Jackson National Asset Management, LLC (and Wellington Management Company LLP)
Seeks to achieve as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in, under normal circumstances, at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements that are "collateralized fully" (i.e., collateralized by cash or government securities).

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(To be used with JMV17183 09/16, VC3652 04/16, JMV16966 07/16, JMV9476 04/16, JMV8798 04/16, VC4224 04/16, JMV9476ML 04/16, JMV5763ML 04/16, JMV9476WF 04/16, JMV5763WF 04/16, JMV8037 04/16, JMV8037BE 04/16, JMV7698 04/16, VC5869 04/16, JMV7697 04/16, VC5890 04/16, VC5890ML 04/16, VC5995 04/16, JMV5765 04/16, JMV2731 04/16, FVC4224FT 04/16, VC5526 04/16, VC3656 04/16, VC3657 04/16, VC3723 04/16)

JMV18072 11/16